Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
- (Continued)
1
January 31, 2021
(Unaudited)
Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
January 31, 2021
(Unaudited)
Shares Value
COMMON STOCKS — 97.3%
Banks — 3 .1%
1,689,741 Bank of America Corp. .......... $ 50,100,821
489,757 Citigroup, Inc. ................ 28,401,008
78,501,829
Communication Services — 11 .6%
59,180 Alphabet, Inc. - Class C (a) ........ 108,639,093
86,639 Charter Communications, Inc. - Class
A (a) .................... 52,638,391
294,179 Facebook, Inc. - Class A (a) ........ 75,995,261
132,531 Match Group, Inc. (a) ............ 18,535,786
156,650 Sea Ltd. - ADR (a) .............. 33,947,621
289,756,152
Consumer Discretionary — 14 .3%
124,300 Advance Auto Parts, Inc. ......... 18,538,102
30,409 Amazon.com, Inc. (a) ............ 97,497,336
217,460 Aptiv Plc ..................... 29,052,656
70,072 Burlington Stores, Inc. (a) ......... 17,440,921
490,864 Dollarama, Inc. ................ 19,189,280
287,445 Hilton Worldwide Holdings, Inc. ... 29,144,048
74,129 Home Depot, Inc. (The) ......... 20,075,616
51,415 LVMH Moet Hennessy Louis Vuitton
SE ...................... 31,085,277
405,932 NIKE, Inc. - Class B ............ 54,228,456
277,640 Ross Stores, Inc. ............... 30,898,555
183,680 Wyndham Hotels & Resorts, Inc. ... 10,684,666
357,834,913
Consumer Staples — 2 .2%
296,730 PepsiCo, Inc. .................. 40,524,416
498,130 US Foods Holding Corp. (a) ....... 15,437,049
55,961,465
Diversified Financials — 5 .5%
39,007 BlackRock, Inc. ................ 27,354,049
612,785 Blackstone Group, Inc. (The) - Class A 41,173,024
610,525 Charles Schwab Corp. (The) ...... 31,466,458
134,859 Nasdaq, Inc. .................. 18,242,377
58,542 S&P Global, Inc. ............... 18,557,814
136,793,722
Energy — 1 .6%
645,913 ConocoPhillips ................ 25,855,898
113,789 Pioneer Natural Resources Co. ..... 13,757,090
39,612,988
Health Care — 13 .0%
197,200 Catalent, Inc. (a) ............... 22,687,860
67,917 Cooper Cos, Inc. (The) .......... 24,724,505
164,314 Danaher Corp. ................ 39,080,442
329,041 IQVIA Holdings, Inc. (a) ......... 58,503,490
78,109 Laboratory Corp. of America
Holdings (a) ............... 17,879,931
97,223 STERIS Plc ................... 18,191,395
Shares Value
Health Care (continued)
52,210 Teleflex, Inc. .................. $ 19,716,062
84,278 Thermo Fisher Scientific, Inc. ...... 42,956,497
138,233 UnitedHealth Group, Inc. ........ 46,111,764
229,667 Zoetis, Inc. ................... 35,426,135
325,278,081
Industrials — 9 .4%
261,166 A.O. Smith Corp. .............. 14,181,314
72,853 Cintas Corp. .................. 23,175,996
144,174 Dover Corp. .................. 16,794,829
112,683 Equifax, Inc. .................. 19,957,286
381,164 Fortive Corp. .................. 25,187,317
63,760 HEICO Corp. ................. 7,507,103
264,889 IAA, Inc. (a) ................... 15,135,758
43,300 L3Harris Technologies, Inc. ....... 7,426,383
2,117,477 Rentokil Initial Plc (a) ........... 14,370,973
227,436 Safran SA (a) .................. 28,590,458
261,012 Union Pacific Corp. ............. 51,542,040
57,824 Verisk Analytics, Inc. ............ 10,610,704
234,480,161
Information Technology — 30 .1%
84,025 Adobe, Inc. (a) ................. 38,548,149
212,667 Amphenol Corp. - Class A ........ 26,557,855
48,386 ANSYS, Inc. (a) ................ 17,146,547
941,163 Apple, Inc. ................... 124,195,869
58,544 ASML Holding NV ............. 31,253,950
101,950 Aspen Technology, Inc. (a) ........ 13,651,105
141,814 CDW Corp. .................. 18,671,231
120,325 CMC Materials, Inc. ............ 17,725,076
348,093 Fidelity National Information Services,
Inc. ..................... 42,975,562
699,596 Microsoft Corp. ............... 162,278,288
59,150 Nice Ltd. - ADR (a) ............. 15,454,712
23,198 Paycom Software, Inc. (a) ......... 8,809,209
65,824 ServiceNow, Inc. (a) ............. 35,752,964
197,815 SS&C Technologies Holdings, Inc. .. 12,438,607
82,205 Synopsys, Inc. (a) ............... 20,999,267
340,319 Texas Instruments, Inc. .......... 56,387,455
463,743 Visa, Inc. - A Shares ............. 89,618,335
102,615 WEX, Inc. (a) ................. 19,353,189
751,817,370
Insurance — 0 .8%
94,435 Aon Plc - Class A ............... 19,179,749
Materials — 2 .5%
179,580 Air Products & Chemicals, Inc. .... 47,904,761
106,158 AptarGroup, Inc. ............... 14,115,829
62,020,590
Real Estate — 1 .6%
170,814 American Tower Corp. REIT ...... 38,836,271

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
- (Continued)
2
January 31, 2021
(Unaudited)
The following abbreviations are used in the report:
Shares Value
Utilities — 1 .6%
276,620 Ameren Corp. ................. $ 20,115,806
120,098 American Water Works Co., Inc. ... 19,097,984
39,213,790
Total Common Stocks
(Cost $1,593,804,441)
2,429,287,081
EXCHANGE-TRADED FUNDS — 1.5%
96,462 SPDR S&P 500 ETF Trust ....... 35,697,692
Total Exchange-Traded Funds
(Cost $36,568,814)
35,697,692
INVESTMENT COMPANY — 1.3%
32,598,109 SEI Daily Income Trust Government
II Fund - Class A , 0 .01% (b) ... 32,598,109
Total Investment Company
(Cost $32,598,109)
32,598,109
TOTAL INVESTMENTS — 100.1%
(Cost $1,662,971,364)
$ 2,497,582,882
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.1)%
(1,301,843)
NET ASSETS — 100.0%
$ 2,496,281,039
(a) Non-income producing security.
(b) The rate shown represents the current yield as of January 31, 2021.
ADR — American Depositary Receipt
ETF — Exchange -Traded Fund
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt
Portfolio Diversification by Sector (Unaudited)
Sector:
Percentage
of Net Assets
Banks ...................................... 3 .1%
Communication Services ........................ 11 .6
Consumer Discretionary ........................ 14 .3
Consumer Staples ............................. 2 .2
Diversified Financials ........................... 5 .5
Energy ..................................... 1 .6
Health Care ................................. 13 .0
Industrials ................................... 9 .4
Information Technology ........................ 30 .1
Insurance ................................... 0 .8
Materials .................................... 2 .5
Real Estate .................................. 1 .6
Utilities ..................................... 1 .6
Other * ..................................... 2 .7
100 .0%
* Includes cash and equivalents, exchange traded funds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.